Cover	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 28, 2026
Entity Registrant Name	TPG Twin Brook Capital Income Fund
Entity Incorporation, State or Country Code	DE
Entity File Number	000-56502
Entity Tax Identification Number	88-6103622
Entity Address, Address Line One	245 Park Avenue, 26th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10167
City Area Code	212
Local Phone Number	692-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001913724
Amendment Flag	false